Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 12,596	$ 16,070	$ 20,397
Cost of revenue	$ 4,005	$ 5,110	$ 5,231